Consolidated Variable Interest Entities - Additional Information (Details) - Entity	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Number of consolidated variable interest entities	3	3
Hotel VIEs [Member]
Variable Interest Entity [Line Items]
Number of consolidated variable interest entities	2	2
Management company [Member]
Variable Interest Entity [Line Items]
Number of consolidated variable interest entities	1	1